Commitments and contingencies - Debt Obligation (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Debt Obligation
Payment due by schedule
Less than 1 year	¥ 704,257
1 - 2 years	2,511
2 - 3 years	2,511
More than 3 years	23,590
Total	732,869
Funding debts
Payment due by schedule
Less than 1 year	679,957
More than 3 years	21,498
Total	701,455
Loan payables to individual investors via Jimu Box and other financial partners | Debt Obligation
Payment due by schedule
Less than 1 year	268,167
More than 3 years	21,498
Total	289,665
Loan payables to investors of consolidated trusts
Payment due by schedule
Less than 1 year	290,103
Total	290,103
Loan payables to investors of consolidated trusts | Debt Obligation
Payment due by schedule
Less than 1 year	290,103
Total	290,103
Loan payables to a shareholder
Payment due by schedule
Less than 1 year	121,687
Total	121,687
Loan payables to a shareholder | Debt Obligation
Payment due by schedule
Less than 1 year	121,687
Total	121,687
Interest payments
Payment due by schedule
Less than 1 year	24,300
1 - 2 years	2,511
2 - 3 years	2,511
More than 3 years	2,092
Total	31,414
Interest payments | Debt Obligation
Payment due by schedule
Less than 1 year	24,300
1 - 2 years	2,511
2 - 3 years	2,511
More than 3 years	2,092
Total	¥ 31,414